Other non-current liabilities (Details) (USD $)	Mar. 31, 2014	Mar. 31, 2013
Other Noncurrent Liabilities [Line Items]
Unearned revenues	$ 320,977	$ 217,021
Retirement benefits	466,280	479,799
Other liabilities	151,742	197,438
Total	$ 938,999	$ 894,258